Summary Prospectus

August 31, 2019

Applied Finance Explorer Fund

Investor Class Ticker: AFDVX

Institutional Class Ticker: AFDZX

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at funds.appliedfinanceadvisors.com. You may also obtain this information at no cost by calling 1-800-673-0550. The Fund’s Prospectus and Statement of Additional Information, both dated  August 31, 2019, are incorporated by reference into this Summary Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

Applied Finance Explorer Fund

(formerly, Toreador Explorer Fund)

Investment Objective

The investment objective of the Applied Finance Explorer Fund (the “Explorer Fund”) is long-term capital appreciation.

Fees and Expenses of the Explorer Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Explorer Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Investor Class
Redemption Fee as a % of amount redeemed (if applicable, for shares redeemed within 60 days of purchase)	2.00%	2.00%

Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	None	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.14%	1.14%

Distribution (12b-1) and Service Fees	None	0.25%

Other Expenses
Shareholder Services Plan	0.09%	0.25%
Other Expenses	0.59%	0.59%
Total Other Expenses	0.68%	0.84%

Total Annual Fund Operating Expenses (1)	1.82%	2.23%

Less Fee Waivers and/or Expense Reimbursements(1)	(0.99%)	(1.15%)

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (1)	0.83%	1.08%

(1)	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Explorer Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.83% of the average daily net assets of the Explorer Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Explorer Fund within three years following the date such waiver and/or reimbursement was made, provided that the Explorer Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2020, unless mutually agreed to in writing by the parties.

Example:

The following example is intended to help you compare the cost of investing in the Explorer Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Explorer Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Explorer Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	1 Year	3 Years	5 Years	10 Years
Institutional Class	$85	$476	$893	$2,056
Investor Class	$110	$587	$1,090	$2,475

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.

Portfolio Turnover

The Explorer Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Explorer Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Explorer Fund Operating Expenses or in the example, affect the Explorer Fund’s performance. During the most recent fiscal year ended April 30, 2019, the Explorer Fund’s portfolio turnover rate was 107.77% of the average value of its portfolio.

Principal Investment Strategies

The Explorer Fund invests primarily in the equity securities of small and middle capitalization companies, which the Fund defines as issuers with market capitalizations of less than $5 billion, measured at the time of purchase.

Equity securities in which the Explorer Fund may invest include common and preferred stocks, rights and warrants, and securities convertible into equity securities.

In choosing investments, the Adviser typically selects equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, growth potential, recent performance, and business strategy.

The Explorer Fund seeks to diversify its investments across a broad spectrum of economic sectors to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector.

The Explorer Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Explorer Fund’s performance.

The Explorer Fund may also invest in other investment companies, including ETFs.

The Adviser will typically sell a company from the Explorer Fund’s portfolio when the company’s stock price exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

Principal Risks

The principal risk of investing in the Explorer Fund is that the value of its investments is subject to market, economic and business risk that may cause the Explorer Fund’s NAV to fluctuate over time. Therefore, the value of your investment in the Explorer Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Explorer Fund’s investment objective. An investment in the Explorer Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Explorer Fund is also subject to the following additional principal risks:

Equity Securities Risk. Since it purchases equity securities, the Explorer Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Explorer Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Explorer Fund.

Market Risk. The value of securities in the Explorer Fund’s overall portfolio will fluctuate and, as a result, the Explorer Fund’s share price may decline suddenly or over a sustained period.

Management Risk. The strategies used by the Adviser may fail to produce the intended result.

Small and Middle Cap Risk. Investing in the securities of smaller companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks of Investment Selection and Asset Allocation. The Explorer Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Explorer Fund may not perform as anticipated.

Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk. The Explorer Fund may invest in other investment companies, including ETFs. By investing in other investment companies, the Explorer Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Explorer Fund to purchase or sell these shares.

ETF Risk. ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Explorer Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Explorer Fund’s ability to sell its shares.

Portfolio Turnover Risk. The Explorer Fund may, at times, have a portfolio turnover rate that is higher than other stock funds, which may result in increased brokerage and other expenses or higher current realization of short-term capital gains, which are taxable at ordinary income rates, and a potentially larger current tax liability.

Performance Information

The bar chart below shows the Explorer Fund’s annual return for the Institutional Class shares (the Class with the longest period of annual returns) as of December 31, 2018. The performance of Investor Class shares will differ due to differences in expenses.

The table below shows how the Explorer Fund’s average annual returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Explorer Fund. Past performance of the Explorer Fund is not necessarily an indication of how it will perform in the future. The table also presents the impact of taxes on the Explorer Fund’s Institutional Class shares.

Updated performance information is available by calling toll-free 800-673-0550.

Institutional Class Year-by-Year Annual Returns as of December 31st

During the period shown, the highest quarterly return was 9.35% (quarter ended December 31, 2016) and the lowest quarterly return was -20.64% (quarter ended December 31, 2018).

Year to date return as of June 30, 2019 was 13.03%.

Average Annual Returns for Periods Ended December 31, 2018

Return Before Taxes	One Year	Since Inception(1)
Institutional Class Shares	-13.16%	1.72%
Investor Class Shares	-13.40%	1.81%
Return After Taxes – Institutional Class Shares
Return After-Taxes on Distributions	-15.40%	0.84%
Return After-Taxes on Distributions and Sale of Fund Shares	-7.47%	1.18%
Morningstar® US Small Cap IndexSM (TR) (reflects no deduction for fees, expenses or taxes)(2)	-12.11%	2.64%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)(2)	-11.01%	3.21%

(1)	Institutional Class shares commenced operations on June 11, 2015 and Investor Class shares commenced operations on June 30, 2015.

(2)	On August 31, 2019, the Explorer Fund changed its primary benchmark from the Russell 2000® Index to the Morningstar® US Small Cap IndexSM (TR). Under the 1940 Act and its rules, the Explorer Fund must include in its prospectus and shareholder reports the Russell 2000 Index’s performance for one year from the date of the change.

After-tax returns are shown for the Institutional Class shares only. After-tax returns for the Investor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Explorer Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

Applied Finance Advisors, LLC (formerly Toreador Research & Trading, LLC) serves as the investment adviser to the Explorer Fund.

Portfolio Managers

Mr. Paul Blinn and Mr. Rafael Resendes have served as the Portfolio Managers to the Explorer Fund since the Explorer Fund’s inception in April 2015.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares”, “Tax Information” and “Payments to Broker-Dealers and Other Financial Intermediaries”.